Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in millions)	Company-Selected Performance Measure - rTSR percentile rank(4)
Year					Total Shareholder Return	Peer Group Total Shareholder Return(3)
2022	$6,185,762	$9,867,444	$2,058,411	$2,882,417	$81	$105	$522	45th
2021	$6,979,315	$8,273,439	$2,190,289	$2,413,753	$75	$145	$(17)	7th
2020	$6,011,501	$2,777,279	$1,989,183	$1,431,419	$71	$131	$(437)	20th

Company Selected Measure Name	relative total shareholder return ("rTSR")
Named Executive Officers, Footnote [Text Block]	The registrant's Principle Executive Officer ("PEO") for the years 2020, 2021, and 2022 was Claude LeBlanc. Non-PEO NEOs for the years 2020, 2021, and 2022 were Messrs. Trick, Barranco, and Ksenak, and Ms. Smith.
Peer Group Issuers, Footnote [Text Block]	Peer group total shareholder return represents the performance of the S&P Completion index (SPCMI).
PEO Total Compensation Amount	$ 6,185,762	$ 6,979,315	$ 6,011,501
PEO Actually Paid Compensation Amount	$ 9,867,444	8,273,439	2,777,279
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid ("CAP") equals the Summary Compensation Table total, adjusted to replace the grant date value of stock unit awards with the sum of: (i) the fair value of all equity grants made during the year valued as of the last day of the year; (ii) the year over year changes in fair value of prior year awards that remain outstanding at the end of the year presented; and (iii) for awards that vested in the year presented, the changes in fair value of from prior year end to the vesting date. There were no equity awards that were granted and vested in the same year during the years presented. There were no dividends paid on unvested stock awards during the years presented. The assumptions used to calculate an awards fair value do not materially differ from the disclosed valuation assumptions used to calculate grant date fair value.
The following tables contain a reconciliation of the amounts reported for (i) total compensation in the Summary Compensation Table with the amounts reported for Compensation Actually Paid in each of the years indicated for the PEO, and (ii) an average of the total compensation in the Summary Compensation Table with the amounts reported for the average Compensation Actually Paid to the Non-PEO NEOs, respectively.

	Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for the PEO
Year	Summary Compensation Table Total	Deduct Grant Date Fair Value of Stock Unit Awards	Add Year-end fair value of stock unit awards granted	Add change in fair value of prior year outstanding awards	Add change in fair value of prior year vested awards	Compensation Actually Paid
2022	$6,185,762	$(3,420,095)	$4,906,825	$2,649,464	$(454,512)	$9,867,444
2021	$6,979,315	$(4,358,942)	$3,779,167	$1,335,745	$538,154	$8,273,439
2020	$6,011,501	$(3,285,787)	$2,534,939	$(2,206,007)	$(277,367)	$2,777,279

	Reconciliation of the Average Summary Compensation Table Total to the Average Compensation Actually Paid to the non-PEO NEOs
Year	Average Summary Compensation Table Total	Deduct Grant Date Average Fair Value of Stock Unit Awards	Add Year-end average fair value of stock unit awards granted	Add change in average fair value of prior year outstanding awards	Add change in average fair value of prior year vested awards	Average Compensation Actually Paid
2022	$2,058,411	$(748,853)	$1,074,383	$577,697	$(79,221)	$2,882,417
2021	$2,190,289	$(947,297)	$821,299	$281,351	$68,111	$2,413,753
2020	$1,989,183	$(725,939)	$560,051	$(303,616)	$(88,260)	$1,431,419

Non-PEO NEO Average Total Compensation Amount	$ 2,058,411	2,190,289	1,989,183
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,882,417	2,413,753	1,431,419
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid ("CAP") equals the Summary Compensation Table total, adjusted to replace the grant date value of stock unit awards with the sum of: (i) the fair value of all equity grants made during the year valued as of the last day of the year; (ii) the year over year changes in fair value of prior year awards that remain outstanding at the end of the year presented; and (iii) for awards that vested in the year presented, the changes in fair value of from prior year end to the vesting date. There were no equity awards that were granted and vested in the same year during the years presented. There were no dividends paid on unvested stock awards during the years presented. The assumptions used to calculate an awards fair value do not materially differ from the disclosed valuation assumptions used to calculate grant date fair value.
The following tables contain a reconciliation of the amounts reported for (i) total compensation in the Summary Compensation Table with the amounts reported for Compensation Actually Paid in each of the years indicated for the PEO, and (ii) an average of the total compensation in the Summary Compensation Table with the amounts reported for the average Compensation Actually Paid to the Non-PEO NEOs, respectively.

	Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for the PEO
Year	Summary Compensation Table Total	Deduct Grant Date Fair Value of Stock Unit Awards	Add Year-end fair value of stock unit awards granted	Add change in fair value of prior year outstanding awards	Add change in fair value of prior year vested awards	Compensation Actually Paid
2022	$6,185,762	$(3,420,095)	$4,906,825	$2,649,464	$(454,512)	$9,867,444
2021	$6,979,315	$(4,358,942)	$3,779,167	$1,335,745	$538,154	$8,273,439
2020	$6,011,501	$(3,285,787)	$2,534,939	$(2,206,007)	$(277,367)	$2,777,279

	Reconciliation of the Average Summary Compensation Table Total to the Average Compensation Actually Paid to the non-PEO NEOs
Year	Average Summary Compensation Table Total	Deduct Grant Date Average Fair Value of Stock Unit Awards	Add Year-end average fair value of stock unit awards granted	Add change in average fair value of prior year outstanding awards	Add change in average fair value of prior year vested awards	Average Compensation Actually Paid
2022	$2,058,411	$(748,853)	$1,074,383	$577,697	$(79,221)	$2,882,417
2021	$2,190,289	$(947,297)	$821,299	$281,351	$68,111	$2,413,753
2020	$1,989,183	$(725,939)	$560,051	$(303,616)	$(88,260)	$1,431,419

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graph describes the relationship between Compensation Actually Paid ("CAP") to the principal executive officer and the Average Compensation Actually Paid to the Non-PEO NEOs and Ambac's cumulative total shareholder return ("Ambac TSR") over the last three fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]	The following graph describes the relationship between CAP to our named executive officers and Ambac's Net Income over the last three fiscal year.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Ambac has selected rTSR as its CSM. The rTSR measure is the percentile rank of Ambac's TSR as compared to the TSR of all members of the peer group within each LTIP issuance, ranked in descending order (including Ambac). This measure was first approved by Ambac's Compensation Committee for the 2019 LTIP issuance with a three year performance period, therefore, the rTSR reported in the below chart for 2020 represents two outstanding LTIP award issuances while 2021 and 2022 represent three outstanding LTIP award issuances, respectively.
The following graph shows the relationship of CAP compared with percentile rank rTSR, over the last three fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]	Ambac's TSR and the S&P Completion index cumulative TSR over the last three fiscal years. The comparison assumes $100 was invested in the Company and in the S&P Completion index for the period starting December 31, 2019 and was held through the end of each fiscal year listed in the first table set forth above. Historical stock performance is not necessarily indicative of future stock performance.
Tabular List [Table Text Block]

●	Reductions in Net Par outstanding in the insured portfolio	●	Net Asset Value
●	Reductions in Gross Operating Run Rate Expenses	●	EBITDA at Ambac
●	Gross Written Premium at Everspan	●	EBITDA at Xchange
●	Reductions in Watch List and Adversely Classified Credits	●	Relative Total Shareholder Return

Total Shareholder Return Amount	$ 81	75	71
Peer Group Total Shareholder Return Amount	105	145	131
Net Income (Loss)	$ 522,000,000	$ (17,000,000)	$ (437,000,000)
Company Selected Measure Amount	0.45	0.07	0.20
PEO Name	Claude LeBlanc
Additional 402(v) Disclosure [Text Block]	This “Pay Versus Performance” section provides information concerning executive pay ("compensation actually paid" as defined by the SEC) and Company performance for each of the fiscal years ending December 31, 2020, 2021, and 2022. The Compensation Committee did not consider this pay versus performance disclosure when making compensation decisions. These amounts have been calculated as required by SEC rules and do not reflect the actual amounts of compensation earned or realized by our NEOs. The following table below provides information concerning executive pay and Company performance as required under SEC Regulation S-K Item 402(v). The following table contains a list that shows the most important financial performance measures used by Ambac's Compensation Committee to link compensation actually paid to the named executive officers to Company performance for the most recently completed fiscal year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Reductions in Net Par outstanding in the insured portfolio
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Reductions in Gross Operating Run Rate Expenses
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Gross Written Premium at Everspan
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Reductions in Watch List and Adversely Classified Credits
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Net Asset Value
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA at Ambac
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA at Xchange
Measure [Axis]: 8
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Non-GAAP Measure Description [Text Block]	Ambac selected relative total shareholder return ("rTSR") as the company-selected measure ("CSM") for 2022 as reflected in the table above. rTSR is presented as the percentile rank of Ambac's Total Shareholder Return ("TSR") as compared to the TSR of all members of the peer group. SEC regulations require Ambac to designate a CSM that in its assessment represents the most important financial performance measure (that is not total shareholder return or net income) used by Ambac to link CAP of our NEOs, for the most recently completed fiscal year, to performance. This measure was first approved by Ambac's Compensation Committee for the 2019 LTIP issuance with a three year performance period, therefore, the rTSR reported in the above chart for 2020 represents two outstanding LTIP award issuances while 2021 and 2022 represent three outstanding LTIP award issuances, respectively. While rTSR has been selected as Ambac's CSM it is not the most important measure used by the board in determination of compensation. For the most recent year, reductions in net par outstanding were given more weight in determining compensation but under SEC regulations this measure does not meet the criteria of a CSM. rTSR may not have been the most important financial performance measure for years 2021 and 2020 and Ambac may determine a different CSM to be the most important financial performance measure in future years.
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,420,095)	$ (4,358,942)	$ (3,285,787)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,906,825	3,779,167	2,534,939
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,649,464	1,335,745	(2,206,007)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(454,512)	538,154	(277,367)
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(748,853)	(947,297)	(725,939)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,074,383	821,299	560,051
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	577,697	281,351	(303,616)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (79,221)	$ 68,111	$ (88,260)